Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2013
Commitments and Contingencies
Schedule of future minimum payments under operating leases
(In thousands)

Fiscal Year Ending
2014	$2,062
2015	1,437
2016	1,098
2017	582
2018	271
Thereafter	2,486
$7,936